Schedule of Roll Forward of Accumulated Amortization of Deferred Financing Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Accumulated amortization, beginning balance	$ 694	$ 526
Additions	223	168
Disposals	(449)
Accumulated amortization, ending balance	$ 468	$ 694